Commitments, contingencies and guarantees - Additional Information (Detail)	12 Months Ended												1 Months Ended	12 Months Ended
	Mar. 31, 2013 Other commitments [Domain] Litigation Case Type [Domain] Subsequent Event Type [Domain] USD ($) Clients	Jan. 31, 2008 Other commitments [Domain] Tax notice issued by tax authorities in Pescara, Italy [Member] Subsequent Event Type [Domain] EUR (€)	Apr. 30, 2010 Other commitments [Domain] Action by Lehman Inc. [Member] Subsequent Event Type [Domain] USD ($)	Jun. 30, 2012 Other commitments [Domain] Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member] Subsequent Event Type [Domain] USD ($)	Mar. 01, 2011 Other commitments [Domain] Action by PT Bank Mutiara Tbk. [Member] Subsequent Event Type [Domain] USD ($)	Oct. 31, 2011 Other commitments [Domain] Action by the National Credit Union Administration Board [Member] Subsequent Event Type [Domain] USD ($)	Jul. 31, 2011 Other commitments [Domain] Action by the National Credit Union Administration Board [Member] Subsequent Event Type [Domain] USD ($)	Sep. 30, 2011 Other commitments [Domain] Action by the Federal Housing Finance Agency [Member] Subsequent Event Type [Domain] USD ($)	Nov. 30, 2011 Other commitments [Domain] Claim filed by the Madoff Trustee [Member] Subsequent Event Type [Domain] USD ($)	Aug. 31, 2012 Other commitments [Domain] Action by the Prudential Insurance Company of America [Member] Subsequent Event Type [Domain] USD ($)	Mar. 01, 2013 Other commitments [Domain] Action by Banca Monte dei Paschi di Siena SpA [Member] Subsequent Event Type [Domain] EUR (€)	Mar. 31, 2013 Other commitments [Domain] Action by Banca Monte dei Paschi di Siena SpA [Member] Subsequent event [Member] EUR (€)	Apr. 30, 2012 Other commitments [Domain] Action in relation to investment losses [Member] Subsequent Event Type [Domain] JPY (¥) Series	Mar. 31, 2013 Other commitments [Domain] Action in relation to investment losses [Member] Subsequent event [Member] JPY (¥) Series	Mar. 31, 2013 Other commitments [Member] Tax notice issued by tax authorities in Pescara, Italy [Member] Subsequent Event Type [Domain] JPY (¥)	Mar. 31, 2012 Other commitments [Member] Tax notice issued by tax authorities in Pescara, Italy [Member] Subsequent Event Type [Domain] JPY (¥)
Commitments And Contingencies Disclosure [Line Items]
Purchase commitments for real estate																¥ 234,400,000,000
Purchase obligations for goods or services															26,228,000,000	37,237,000,000
Resale agreements															4,103,000,000,000	2,519,000,000,000
Repurchase agreements															1,152,000,000,000	1,711,000,000,000
Obligations to return debt and equity securities borrowed without collateral															340,000,000,000	269,000,000,000
Contingencies
Current estimate of maximum reasonably possible loss		33,800,000		35,000,000					21,000,000
Swaps and other derivative transactions in total amount			37,000,000
Claim against special purpose company rights					156,000,000
Compensatory damages with original principal amount issued in offering						50,000,000	83,000,000	2,046,000,000
Amount of residential mortgage-backed securities plaintiffs purchased										183,000,000
Damages for unlawful conduct of former directors											700,000,000
Seized assets by Public Prosecutor												1,900,000,000
Number of significant clients	5,000,000
Damages for losses on pre-maturity cash out													5,102,000,000
Currency-linked structured notes purchased													16
Damages for losses on currency derivative transactions														10,247,000,000
Equity-linked structured notes purchased														11
Loan repurchase claims received by subsidiaries unresolved	$ 4,663,000,000